Operating Lease (Details Narrative)	3 Months Ended	9 Months Ended
	Dec. 31, 2019 USD ($) ft²	Dec. 31, 2019 USD ($) ft²	Mar. 31, 2019 USD ($)
Variable lease costs	$ 831	$ 1,385
Operating lease liabilities	118,397	118,397
Operating lease right-of-use asset	112,564	112,564
Operating lease expense	16,397	24,630
Operating cash flow lease for operating leases	$ 12,897	$ 18,797
Operating lease weighted average remaining lease term	2 years 4 months 2 days	2 years 4 months 2 days
Operating lease weighted average discount rate	12.00%	12.00%
Eatontown New Jersey [Member]
Operating lease liabilities	$ 110,097	$ 110,097
Kaysville Lease [Member]
Operating lease right-of-use asset	$ 21,147	$ 21,147
Eatontown New Jersey and Kaysville Utah [Member]
Area of land | ft²	1.75	1.75
Operating lease terms	3 years	3 years